Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Disclosure of detailed information about intangible assets
Beginning balance	$ 1,382,000,000	$ 1,473,000,000
Additions	24,000,000	15,000,000
Acquisitions		6,000,000
Charge for the year	(140,000,000)	(143,000,000)
Exchange	(43,000,000)	31,000,000
Ending balance	1,223,000,000	1,382,000,000
NOMOQ AG [Member]
Disclosure of detailed information about intangible assets
Goodwill			$ 4,000,000
Cost
Disclosure of detailed information about intangible assets
Beginning balance	2,473,000,000
Ending balance	2,413,000,000	2,473,000,000
Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(1,091,000,000)
Ending balance	(1,190,000,000)	(1,091,000,000)
Goodwill
Disclosure of detailed information about intangible assets
Beginning balance	999,000,000	976,000,000
Acquisitions		4,000,000
Exchange	(33,000,000)	19,000,000
Ending balance	966,000,000	999,000,000
Goodwill | Cost
Disclosure of detailed information about intangible assets
Beginning balance	999,000,000
Ending balance	966,000,000	999,000,000
Customer relationships
Disclosure of detailed information about intangible assets
Beginning balance	352,000,000	476,000,000
Charge for the year	(129,000,000)	(134,000,000)
Exchange	(8,000,000)	10,000,000
Ending balance	215,000,000	352,000,000
Customer relationships | Cost
Disclosure of detailed information about intangible assets
Beginning balance	1,373,000,000
Ending balance	1,328,000,000	1,373,000,000
Customer relationships | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(1,021,000,000)
Ending balance	(1,113,000,000)	(1,021,000,000)
Technology and other
Disclosure of detailed information about intangible assets
Beginning balance	10,000,000	8,000,000
Additions	10,000,000	12,000,000
Acquisitions		2,000,000
Charge for the year	(3,000,000)	(2,000,000)
Transfers		(10,000,000)
Exchange	(1,000,000)
Ending balance	16,000,000	10,000,000
Technology and other | Cost
Disclosure of detailed information about intangible assets
Beginning balance	50,000,000
Ending balance	57,000,000	50,000,000
Technology and other | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(40,000,000)
Ending balance	(41,000,000)	(40,000,000)
Joint IT Assets
Disclosure of detailed information about intangible assets
Additions	4,000,000	5,000,000
Software
Disclosure of detailed information about intangible assets
Beginning balance	21,000,000	13,000,000
Additions	14,000,000	3,000,000
Charge for the year	(8,000,000)	(7,000,000)
Transfers		10,000,000
Exchange	(1,000,000)	2,000,000
Ending balance	26,000,000	21,000,000
Software | Cost
Disclosure of detailed information about intangible assets
Beginning balance	51,000,000
Ending balance	62,000,000	51,000,000
Software | Amortization
Disclosure of detailed information about intangible assets
Beginning balance	(30,000,000)
Ending balance	$ (36,000,000)	$ (30,000,000)